CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CASH AND BANK BALANCES
	As of December 31,
	2023	2022
	RMB’000	RMB’000
Cash on hand	-	-
Cash at banks	3,808	3,936
Cash and bank balances	3,808	3,936

SCHEDULE OF CASH AND BANK BALANCES THAT ARE DENOMINATED IN VARIOUS CURRENCIES	Cash and bank balances are denominated in the following currencies:
	As of December 31,
	2023	2022
	RMB’000	RMB’000
Renminbi	3,619	3,104
Hong Kong dollars	1	2
US dollars	188	830
	3,808	3,936